Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenue		$ 3,107,581	$ 2,958,248	$ 2,925,151
Airborne Systems
Revenue from External Customer [Line Items]
Revenue		1,225,678	1,197,942	1,133,101
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue		558,658	274,896	309,287
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue		995,200	1,118,487	1,071,370
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue		231,939	265,143	313,904
Others
Revenue from External Customer [Line Items]
Revenue	[1]	$ 96,106	$ 101,780	$ 97,489

[1]	Mainly non-defense engineering and production services.